VANECK FABLESS SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 100.1%
Taiwan : 3.8%
Silicon Motion Technology
Corp. (ADR) 33,981 $ 11,326,887
Underline
United Kingdom : 4.8%
ARM Holdings PLC (ADR) * 40,421 14,332,074
Underline
United States : 91.5%
Advanced Micro Devices,
Inc. * 30,520 17,729,373
Allegro MicroSystems, Inc. * 70,504 4,908,488
Ambarella, Inc. * 38,592 3,311,194
Astera Labs, Inc. * 37,558 18,141,265
Broadcom, Inc. 111,319 42,050,752
Cadence Design Systems,
Inc. * 32,267 12,110,450
Cirrus Logic, Inc. * 43,935 6,525,666
Impinj, Inc. * 17,637 2,526,148
Number
of Shares Value
United States (continued)
Lattice Semiconductor
Corp. * 79,334 $ 12,134,929
Marvell Technology, Inc. 54,662 16,283,263
Monolithic Power Systems,
Inc. 8,437 11,662,971
NVIDIA Corp. 275,568 55,138,402
Power Integrations, Inc. † 35,988 3,014,355
Qualcomm, Inc. 72,214 13,344,425
Rambus, Inc. * 83,087 11,028,968
Semtech Corp. * 61,199 9,905,058
Silicon Laboratories, Inc. * 26,811 5,859,812
SiTime Corp. * 14,990 11,175,944
Synaptics, Inc. * † 21,942 2,725,855
Synopsys, Inc. * 26,983 12,036,307
271,613,625
Total Common Stocks
(Cost: $234,937,563) 297,272,586
Total Investments: 100.1%
(Cost: $234,937,563) 297,272,586
Liabilities in excess of other assets: (0.1)% (229,110)
NET ASSETS: 100.0% $ 297,043,476
Definitions:
ADR American Depositary Receipt
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $3,587,267.
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 297,272,586 $ — $ — $ 297,272,586
*
See Schedule of Investments for geographic regions.